Cash generated from operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 507	$ 597	$ 1,589
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	0	10	0
Amortisation of tangible and right of use assets	212	276	568
Amortisation of intangible assets	1	1	2
Finance costs and unwinding of obligations	55	86	177
Environmental rehabilitation and other expenditure	(21)	(20)	(50)
Impairment, derecognition of assets and (profit) loss on disposal	2	0	(1)
Other expenses (income)	14	32	51
Profit (loss) on sale of assets	(2)	0	0
Interest income	(29)	(9)	(27)
Share of associates and joint ventures’ (profit) loss	(122)	(119)	(278)
Other non-cash movements	17	2	35
Movements in working capital	(20)	(192)	(238)
Cash generated from operations	614	664	1,828
(Increase) decrease in inventories	60	(71)	(83)
(Increase) decrease in trade and other receivables	(75)	(75)	(163)
Increase (decrease) in trade, other payables and provisions	(5)	(46)	8
Movements in working capital	$ (20)	$ (192)	$ (238)